Business Combinations - Additional Information (Detail) - USD ($)	1 Months Ended				5 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2019	Feb. 28, 2019	Apr. 30, 2018	Aug. 31, 2017	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Increase (decrease) in fair value of contingent consideration						$ 1,011,000	$ 0	$ (1,200,000)	$ 0
Developed technology
Business Acquisition [Line Items]
Acquired intangible assets						$ 200,000
Amortization of acquired intangible assets						5 years
Trade name
Business Acquisition [Line Items]
Acquired intangible assets						$ 8,000
Amortization of acquired intangible assets						3 years
Diabeto [Member]
Business Acquisition [Line Items]
Total purchase consideration paid in cash				$ 2,600,000	$ 600,000			2,000,000
Retrofit
Business Acquisition [Line Items]
Total purchase consideration paid in cash			$ 12,400,000
Acquired intangible assets			5,580,000
Earn-out consideration obligated to pay (up to)			7,000,000
Escrow asset			7,000,000
Fair value of contingent consideration			6,200,000
Total purchase consideration			18,600,000
Contingent consideration						$ 3,100,000		5,000,000
Increase (decrease) in fair value of contingent consideration						(600,000)		(1,200,000)
Escrow deposit disbursements	$ 1,800,000
Acquisition-related costs								300,000
Revenue								2,800,000
Net loss								3,200,000
Retrofit | Developed technology
Business Acquisition [Line Items]
Acquired intangible assets			1,650,000
Retrofit | Trade name
Business Acquisition [Line Items]
Acquired intangible assets			$ 40,000
myStrength
Business Acquisition [Line Items]
Total purchase consideration paid in cash		$ 30,100,000
Earn-out consideration obligated to pay (up to)		5,000,000
Fair value of contingent consideration		3,300,000
Total purchase consideration		33,500,000
Contingent consideration						4,900,000
Increase (decrease) in fair value of contingent consideration						1,600,000
Acquisition-related costs						$ 300,000		$ 300,000
Closing adjustment		$ 100,000
Former Retrofit Stockholders | Retrofit
Business Acquisition [Line Items]
Escrow deposit disbursements	$ 1,300,000